Related party transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
The table below shows key management remuneration for the six months ended June 30, 2019 and 2018:

	For the six months ended June 30,
In thousands of U.S. dollars	2019	2018
Short-term employee benefits (salaries)	$5,191	$2,748
Share-based compensation (1)	11,071	10,365
Total	$16,262	$13,113

(1)	Represents the amortization of restricted stock issued under the Plan as described in Note 17.
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related party affiliates) in the unaudited condensed consolidated statements of income or loss and balance sheets are as follows:

	For the six months ended June 30,
In thousands of U.S. dollars	2019	2018
Pool revenue(1)
Scorpio LR2 Pool Limited	$131,945	$90,689
Scorpio MR Pool Limited	123,427	117,172
Scorpio Handymax Tanker Pool Limited	51,916	41,803
Scorpio LR1 Pool Limited	35,130	22,721
Voyage expenses(2)	(192)	(805)
Vessel operating costs(3)	(15,908)	(17,044)
Administrative expenses(4)	(6,315)	(6,290)

(1)
These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related party affiliates. When our vessels are in the Scorpio Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1/Panamax and Aframax vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party owned vessels. In September 2018, we entered into an agreement with SCM whereby SCM reimbursed a portion of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.

(2)	Related party expenditures included within voyage expenses in the unaudited condensed consolidated statements of income or loss consist of the following:

◦
Expenses due to SCM, a related party affiliate, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Pools, each vessel pays (i) flat fees of $250 per day for LR1/Panamax and LR2/Aframax vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue per charter fixture.  These expenses are included in voyage expenses in the unaudited condensed consolidated statements of income or loss. In September 2018, we entered into an agreement with SCM whereby SCM reimbursed a portion of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.

•
No voyage expenses were charged by a related party port agent during the six months ended June 30, 2019. Voyage expenses of $25,747 were charged by a related party port agent during the six months ended June 30, 2018. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions.

(3)	Related party expenditures included within vessel operating costs in the unaudited condensed consolidated statements of income or loss consist of the following:

•
Technical management fees of $15.0 million and $14.8 million charged by SSM, a related party affiliate, during the six months ended June 30, 2019 and 2018, respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support. SSM administers the payment of salaries to our crew on our behalf. The crew wages that were administered by SSM (and disbursed through related party subcontractors of SSM) were $62.5 million and $63.3 million during the six months ended June 30, 2019 and 2018, respectively. SSM's fixed annual technical management fee is $175,000 per vessel plus certain itemized expenses in the technical management agreement.

•
Insurance related expenses of $2.0 million incurred through a related party insurance broker during the six months ended June 30, 2018. The amounts recorded reflect the amortization of the policy premiums, which are paid directly to the broker, who then remits the premiums to the underwriters. In 2016, an Executive Officer of the Company acquired a minority interest, which in 2018 increased to a majority interest, in an insurance broker which arranges hull and machinery and war risk insurance for certain of our owned and finance leased vessels. This broker has arranged such policies for the Company since 2010 and the extent of the coverage and the manner in which the policies are priced did not change as a result of this transaction. Accordingly, all amounts charged by this insurance broker during the six months ended June 30, 2018 were on an arms-length basis. In September 2018, the Executive Officer disposed of his interest in the insurance broker in its entirety to a third party not affiliated with the Company.

•
Vessel operating expenses of $0.9 million and $0.3 million charged by a related party port agent during the six months ended June 30, 2019 and 2018, respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions.

(4)
We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff, office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party to us. We reimburse SSH for direct or indirect expenses that are incurred on our behalf. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio group of companies, or Scorpio.  The expenses incurred under this agreement were as follows, and were recorded in general and administrative expenses in the unaudited condensed consolidated statement of income or loss.

•
The expense for the six months ended June 30, 2019 of $6.3 million included (i) administrative fees of $5.5 million charged by SSH, (ii) restricted stock amortization of $0.6 million, which relates to the issuance of an aggregate of 221,900 shares of restricted stock to SSH employees for no cash consideration pursuant to the Plan, and (iii) the reimbursement of expenses of $0.1 million to SSH and $0.1 million to SCM.

•
The expense for the six months ended June 30, 2018 of $6.3 million included (i) administrative fees of $5.5 million charged by SSH, (ii) restricted stock amortization of $0.8 million, which relates to the issuance of an aggregate of 114,400 shares of restricted stock to SSH employees for no cash consideration pursuant to the Plan, and (iii) the reimbursement of expenses of $23,848.

We had the following balances with related party affiliates, which have been included in the unaudited condensed consolidated balance sheets:

	As of
In thousands of U.S. dollars	June 30, 2019	December 31, 2018
Assets:
Accounts receivable (due from the Scorpio Pools) (1)	$52,200	$66,178
Accounts receivable and prepaid expenses (SSM) (2)	2,712	2,461
Accounts receivable and prepaid expenses (SCM) (3)	1,220	2,511
Other assets (pool working capital contributions) (4)	45,694	42,973
Liabilities:
Accounts payable and accrued expenses (SSM) (5)	3,956	832
Accounts payable and accrued expenses (owed to the Scorpio Pools)	605	66
Accounts payable and accrued expenses (SSH)	360	409
Accounts payable and accrued expenses (related party port agent)	351	459
Accounts payable and accrued expenses (SCM)	83	389